Net Loss per Share of Common Stock (Detail)	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Incremental Common Shares Attributable to Conversion of Debt Securities	19,919,425	0
Warrant [Member]
Incremental Common Shares Attributable to Call Options and Warrants	13,658,759	7,500,000
Stock Option [Member]
Incremental Common Shares Attributable to Call Options and Warrants	61,408,845	18,602,045